Loans and allowance for credit losses	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	July 31, 2025					July 31, 2024
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$730	$46	$1	$(10)	$767	$569	$36	$(2)	$(4)	$599
Personal	1,633	184	(197)	3	1,623	1,371	188	(154)	(8)	1,397
Credit cards	1,320	217	(214)	–	1,323	1,139	169	(155)	3	1,156
Small business	343	34	(25)	(7)	345	230	46	(24)	(6)	246
Wholesale	3,455	405	(187)	(89)	3,584	2,714	246	(202)	(50)	2,708
Customers’ liability under acceptances	–	(1)	–	1	–	51	(20)	–	1	32
	$7,481	$885	$(622)	$(102)	$7,642	$6,074	$665	$(537)	$(64)	$6,138
Presented as:
Allowance for loan losses	$7,125				$7,272	$5,715				$5,798
Other liabilities – Provisions	353				367	302				303
Customers’ liability under acceptances	–				–	51				32
Other components of equity	3				3	6				5

	For the nine months ended
	July 31, 2025					July 31, 2024
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$572	$240	$(3)	$(42)	$767	$481	$138	$(8)	$(12)	$599
Personal	1,482	719	(564)	(14)	1,623	1,228	603	(427)	(7)	1,397
Credit cards	1,233	697	(606)	(1)	1,323	1,069	575	(490)	2	1,156
Small business	272	168	(77)	(18)	345	194	122	(58)	(12)	246
Wholesale	2,793	1,535	(536)	(208)	3,584	2,326	980	(484)	(114)	2,708
Customers’ liability under acceptances	–	(1)	–	1	–	50	(19)	–	1	32
	$6,352	$3,358	$(1,786)	$(282)	$7,642	$5,348	$2,399	$(1,467)	$(142)	$6,138
Presented as:
Allowance for loan losses	$6,037				$7,272	$5,004				$5,798
Other liabilities – Provisions	311				367	288				303
Customers’ liability under acceptances	–				–	50				32
Other components of equity	4				3	6				5
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$259	$209	$262	$730	$245	$118	$206	$569
Provision for credit losses
Transfers to stage 1	57	(53)	(4)	–	39	(37)	(2)	–
Transfers to stage 2	(15)	15	–	–	(8)	8	–	–
Transfers to stage 3	(2)	(12)	14	–	(2)	(13)	15	–
Originations	27	–	–	27	21	–	–	21
Maturities	(7)	(6)	–	(13)	(5)	(6)	–	(11)
Changes in risk, parameters and exposures	(50)	66	16	32	(66)	68	24	26
Write-offs	–	–	(3)	(3)	–	–	(6)	(6)
Recoveries	–	–	4	4	–	–	4	4
Exchange rate and other	(1)	2	(11)	(10)	(1)	1	(4)	(4)
Balance at end of period	$268	$221	$278	$767	$223	$139	$237	$599

Personal
Balance at beginning of period	$304	$1,110	$219	$1,633	$296	$887	$188	$1,371
Provision for credit losses
Transfers to stage 1	155	(155)	–	–	149	(148)	(1)	–
Transfers to stage 2	(22)	22	–	–	(17)	18	(1)	–
Transfers to stage 3	(1)	(42)	43	–	(2)	(36)	38	–
Originations	26	–	–	26	27	–	–	27
Maturities	(13)	(62)	–	(75)	(12)	(48)	–	(60)
Changes in risk, parameters and exposures	(157)	238	152	233	(141)	226	136	221
Write-offs	–	–	(237)	(237)	–	–	(190)	(190)
Recoveries	–	–	40	40	–	–	36	36
Exchange rate and other	1	(1)	3	3	3	(4)	(7)	(8)
Balance at end of period	$293	$1,110	$220	$1,623	$303	$895	$199	$1,397

Credit cards
Balance at beginning of period	$202	$1,118	$–	$1,320	$192	$947	$–	$1,139
Provision for credit losses
Transfers to stage 1	169	(169)	–	–	151	(151)	–	–
Transfers to stage 2	(27)	27	–	–	(26)	26	–	–
Transfers to stage 3	(1)	(159)	160	–	(1)	(127)	128	–
Originations	7	–	–	7	10	–	–	10
Maturities	(2)	(13)	–	(15)	(1)	(15)	–	(16)
Changes in risk, parameters and exposures	(135)	306	54	225	(123)	270	28	175
Write-offs	–	–	(262)	(262)	–	–	(210)	(210)
Recoveries	–	–	48	48	–	–	55	55
Exchange rate and other	–	–	–	–	2	2	(1)	3
Balance at end of period	$213	$1,110	$–	$1,323	$204	$952	$–	$1,156

Small business
Balance at beginning of period	$98	$114	$131	$343	$74	$78	$78	$230
Provision for credit losses
Transfers to stage 1	14	(14)	–	–	15	(15)	–	–
Transfers to stage 2	(6)	6	–	–	(5)	5	–	–
Transfers to stage 3	–	(4)	4	–	–	(1)	1	–
Originations	12	–	–	12	11	–	–	11
Maturities	(6)	(7)	–	(13)	(5)	(5)	–	(10)
Changes in risk, parameters and exposures	(16)	16	35	35	(10)	14	41	45
Write-offs	–	–	(31)	(31)	–	–	(27)	(27)
Recoveries	–	–	6	6	–	–	3	3
Exchange rate and other	–	2	(9)	(7)	–	1	(7)	(6)
Balance at end of period	$96	$113	$136	$345	$80	$77	$89	$246

Wholesale
Balance at beginning of period	$946	$1,104	$1,405	$3,455	$757	$924	$1,033	$2,714
Provision for credit losses
Transfers to stage 1	107	(107)	–	–	101	(101)	–	–
Transfers to stage 2	(33)	34	(1)	–	(26)	29	(3)	–
Transfers to stage 3	(3)	(35)	38	–	(1)	(7)	8	–
Originations	168	–	–	168	150	–	–	150
Maturities	(133)	(121)	–	(254)	(96)	(109)	–	(205)
Changes in risk, parameters and exposures	(169)	258	402	491	(108)	198	211	301
Write-offs	–	–	(210)	(210)	–	–	(211)	(211)
Recoveries	–	–	23	23	–	–	9	9
Exchange rate and other	1	3	(93)	(89)	1	1	(52)	(50)
Balance at end of period	$884	$1,136	$1,564	$3,584	$778	$935	$995	$2,708

	For the nine months ended
	July 31, 2025				July 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$126	$231	$572	$223	$90	$168	$481
Provision for credit losses
Transfers to stage 1	116	(112)	(4)	–	72	(70)	(2)	–
Transfers to stage 2	(33)	39	(6)	–	(18)	26	(8)	–
Transfers to stage 3	(4)	(36)	40	–	(4)	(29)	33	–
Originations	74	–	–	74	72	–	–	72
Maturities	(17)	(20)	–	(37)	(13)	(13)	–	(26)
Changes in risk, parameters and exposures	(83)	224	62	203	(110)	135	67	92
Write-offs	–	–	(12)	(12)	–	–	(17)	(17)
Recoveries	–	–	9	9	–	–	9	9
Exchange rate and other	–	–	(42)	(42)	1	–	(13)	(12)
Balance at end of period	$268	$221	$278	$767	$223	$139	$237	$599

Personal
Balance at beginning of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228
Provision for credit losses
Transfers to stage 1	440	(439)	(1)	–	408	(407)	(1)	–
Transfers to stage 2	(75)	78	(3)	–	(54)	57	(3)	–
Transfers to stage 3	(3)	(121)	124	–	(3)	(95)	98	–
Originations	79	–	–	79	88	–	–	88
Maturities	(39)	(168)	–	(207)	(33)	(134)	–	(167)
Changes in risk, parameters and exposures	(415)	796	466	847	(383)	681	384	682
Write-offs	–	–	(675)	(675)	–	–	(525)	(525)
Recoveries	–	–	111	111	–	–	98	98
Exchange rate and other	1	(2)	(13)	(14)	–	–	(7)	(7)
Balance at end of period	$293	$1,110	$220	$1,623	$303	$895	$199	$1,397

Credit cards
Balance at beginning of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069
Provision for credit losses
Transfers to stage 1	503	(503)	–	–	426	(426)	–	–
Transfers to stage 2	(83)	83	–	–	(81)	81	–	–
Transfers to stage 3	(2)	(442)	444	–	(2)	(353)	355	–
Originations	12	–	–	12	23	–	–	23
Maturities	(4)	(40)	–	(44)	(3)	(36)	–	(39)
Changes in risk, parameters and exposures	(418)	986	161	729	(364)	819	136	591
Write-offs	–	–	(742)	(742)	–	–	(670)	(670)
Recoveries	–	–	136	136	–	–	180	180
Exchange rate and other	(2)	–	1	(1)	2	1	(1)	2
Balance at end of period	$213	$1,110	$–	$1,323	$204	$952	$–	$1,156

Small business
Balance at beginning of period	$80	$86	$106	$272	$70	$66	$58	$194
Provision for credit losses
Transfers to stage 1	37	(37)	–	–	27	(27)	–	–
Transfers to stage 2	(17)	17	–	–	(14)	14	–	–
Transfers to stage 3	(1)	(10)	11	–	–	(6)	6	–
Originations	32	–	–	32	31	–	–	31
Maturities	(16)	(18)	–	(34)	(12)	(15)	–	(27)
Changes in risk, parameters and exposures	(22)	73	119	170	(23)	44	97	118
Write-offs	–	–	(91)	(91)	–	–	(67)	(67)
Recoveries	–	–	14	14	–	–	9	9
Exchange rate and other	3	2	(23)	(18)	1	1	(14)	(12)
Balance at end of period	$96	$113	$136	$345	$80	$77	$89	$246

Wholesale
Balance at beginning of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326
Provision for credit losses
Transfers to stage 1	206	(205)	(1)	–	203	(202)	(1)	–
Transfers to stage 2	(97)	107	(10)	–	(121)	128	(7)	–
Transfers to stage 3	(9)	(241)	250	–	(5)	(54)	59	–
Originations	592	–	–	592	519	–	–	519
Maturities	(436)	(318)	–	(754)	(288)	(291)	–	(579)
Changes in risk, parameters and exposures	(158)	757	1,098	1,697	(299)	572	767	1,040
Write-offs	–	–	(590)	(590)	–	–	(521)	(521)
Recoveries	–	–	54	54	–	–	37	37
Exchange rate and other	(1)	(2)	(205)	(208)	(5)	(3)	(106)	(114)
Balance at end of period	$884	$1,136	$1,564	$3,584	$778	$935	$995	$2,708

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2024 Annual Consolidated Financial Statements.
Our base scenario reflects the Canadian unemployment rate peaking in calendar Q3 2025, followed by gradual declines beginning in early calendar 2026 and for the U.S. unemployment rate to rise, peaking in calendar Q1 2026, followed by a return to equilibrium by calendar Q4 2026. The central bank policy rate in Canada is expected to remain unchanged until the end of calendar 2026 and cuts are expected to resume in the U.S. later this calendar year until mid-2026.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. During Q2 2025, in response to U.S. international trade policy, we designed a trade disruption scenario to replace our energy sector scenario. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q4 2025 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q3 2025 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.
In Q2 2025, we increased weight to our downside scenarios relative to October 31, 2024 to reflect the heightened economic uncertainty related to U.S. international trade policy as compared to our base scenario.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
–
In our base forecast, we expect the Canadian unemployment rate to rise, peaking at 7.1% in calendar Q3 2025, then returning to its long run equilibrium by calendar Q1 2028. The U.S. unemployment rate is expected to rise to 4.3% in calendar Q3 2025, peaking at 4.6% in calendar Q1 2026, then returning to its long run equilibrium level by calendar Q4 2026.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q3 2025 and thereafter. GDP in calendar Q4 2025 is expected to be 0.9% above Q4 2024 levels in both Canada and the U.S.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.8% over the next 12 months from calendar Q3 2025, with a compound annual growth rate of
3.5
% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (
30.0
)% to
10.9
% over the next 12 months and
4.2
% to
9.6
% for the following 2 to 5 years. As at October 31, 2024, our base forecast included housing price growth of
0.7
% from calendar Q4 2024 for the next 12 months and housing price growth of
3.0
% for the following 2 to 5 years.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $
58
per barrel over the next 12 months from calendar Q3 2025 and $
65
per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $
33
to $
79
per barrel for the next 12 months and $
45
to $
69
per barrel for the following 2 to 5 years. As at October 31, 2024, our base forecast included an average price of $
69
per barrel for the next 12

months and $
66
per barrel for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2024 Annual Report.

	As at
	July 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$379,064	$19,919	$–	$398,983	$388,742	$1,354	$–	$390,096
Medium risk	20,684	2,890	–	23,574	18,419	4,479	–	22,898
High risk	2,119	6,317	–	8,436	1,761	6,593	–	8,354
Not rated (2)	53,284	1,885	–	55,169	52,569	1,479	–	54,048
Impaired	–	–	1,554	1,554	–	–	1,233	1,233
	455,151	31,011	1,554	487,716	461,491	13,905	1,233	476,629
Items not subject to impairment (3)				982				915
Total				$488,698				$477,544

Loans outstanding – Personal
Low risk	$85,998	$3,075	$–	$89,073	$82,904	$1,680	$–	$84,584
Medium risk	4,038	3,736	–	7,774	5,525	3,063	–	8,588
High risk	662	2,521	–	3,183	592	2,365	–	2,957
Not rated (2)	11,651	1,004	–	12,655	11,303	498	–	11,801
Impaired	–	–	417	417	–	–	408	408
Total	$102,349	$10,336	$417	$113,102	$100,324	$7,606	$408	$108,338

Loans outstanding – Credit cards
Low risk	$18,216	$164	$–	$18,380	$17,363	$177	$–	$17,540
Medium risk	2,053	2,242	–	4,295	1,999	2,436	–	4,435
High risk	67	2,339	–	2,406	75	2,289	–	2,364
Not rated (2)	1,095	294	–	1,389	1,173	53	–	1,226
Total	$21,431	$5,039	$–	$26,470	$20,610	$4,955	$–	$25,565

Loans outstanding – Small business
Low risk	$10,343	$638	$–	$10,981	$9,428	$773	$–	$10,201
Medium risk	2,492	1,009	–	3,501	2,740	962	–	3,702
High risk	257	1,376	–	1,633	214	1,086	–	1,300
Not rated (2)	9	–	–	9	7	–	–	7
Impaired	–	–	397	397	–	–	321	321
Total	$13,101	$3,023	$397	$16,521	$12,389	$2,821	$321	$15,531

Undrawn loan commitments – Retail
Low risk	$288,151	$5,088	$–	$293,239	$284,036	$592	$–	$284,628
Medium risk	13,330	426	–	13,756	12,110	381	–	12,491
High risk	768	717	–	1,485	746	602	–	1,348
Not rated (2)	13,916	241	–	14,157	10,715	88	–	10,803
Total	$316,165	$6,472	$–	$322,637	$307,607	$1,663	$–	$309,270

Wholesale – Loans outstanding
Investment grade	$126,751	$1,639	$–	$128,390	$116,549	$1,471	$–	$118,020
Non-investment grade	202,626	26,413	–	229,039	189,889	26,826	–	216,715
Not rated (2)	12,965	556	–	13,521	12,871	721	–	13,592
Impaired	–	–	6,383	6,383	–	–	3,905	3,905
	342,342	28,608	6,383	377,333	319,309	29,018	3,905	352,232
Items not subject to impairment (3)				10,608				8,207
Total				$387,941				$360,439

Undrawn loan commitments – Wholesale
Investment grade	$367,309	$1,234	$–	$368,543	$345,236	$516	$–	$345,752
Non-investment grade	173,546	16,063	–	189,609	170,212	14,512	–	184,724
Not rated (2)	3,398	19	–	3,417	3,290	17	–	3,307
Total	$544,253	$17,316	$–	$561,569	$518,738	$15,045	$–	$533,783

(1)	Includes $149 million of purchased or originated credit-impaired loans (October 31, 2024 – $109 million).
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.
Loans past due but not impaired
(1), (2)

	As at
	July 31, 2025			October 31, 2024
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,549	$281	$2,830	$2,542	$263	$2,805
Wholesale	1,079	7	1,086	1,454	4	1,458
	$3,628	$288	$3,916	$3,996	$267	$4,263

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.